UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05482

Deutsche High Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2016 (Unaudited)

Deutsche High Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 114.7%
Consumer Discretionary 35.8%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		170,000	175,950
Ally Financial, Inc.:
3.25%, 2/13/2018		1,125,000	1,136,250
3.25%, 11/5/2018		620,000	625,813
3.5%, 1/27/2019		885,000	896,062
4.125%, 3/30/2020		370,000	382,025
4.25%, 4/15/2021		615,000	633,450
5.75%, 11/20/2025		760,000	808,450
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	210,500
144A, 7.5%, 5/15/2026		795,000	836,737
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	262,456
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		795,000	838,725
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	267,800
AMC Networks, Inc., 5.0%, 4/1/2024		680,000	697,000
AmeriGas Finance LLC, 7.0%, 5/20/2022		415,000	441,975
APX Group, Inc., 6.375%, 12/1/2019		220,000	225,773
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,225,000	1,274,000
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	369,250
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		585,000	579,150
5.5%, 4/1/2023		800,000	829,000
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		245,000	263,375
Boyd Gaming Corp., 6.875%, 5/15/2023		200,000	216,000
CalAtlantic Group, Inc., 5.25%, 6/1/2026		932,000	945,980
Caleres, Inc., 6.25%, 8/15/2023		165,000	171,600
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		525,000	552,400
144A, 5.5%, 5/1/2026		2,015,000	2,133,381
144A, 5.875%, 4/1/2024		400,000	431,000
144A, 5.875%, 5/1/2027		660,000	706,200
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		710,000	717,988
144A, 6.375%, 9/15/2020		820,000	847,675
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		197,000	204,880
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	273,038
Series B, 6.5%, 11/15/2022		390,000	408,525
Series A, 7.625%, 3/15/2020		65,000	62,400
CSC Holdings LLC:
5.25%, 6/1/2024		295,000	287,070
144A, 6.625%, 10/15/2025		200,000	217,250
6.75%, 11/15/2021		1,000,000	1,067,500
144A, 10.125%, 1/15/2023		800,000	913,500
144A, 10.875%, 10/15/2025		825,000	967,312
Dana, Inc., 5.5%, 12/15/2024		245,000	251,125
Delphi Corp., 5.0%, 2/15/2023		305,000	323,681
DISH DBS Corp.:
4.625%, 7/15/2017		190,000	194,275
5.125%, 5/1/2020		1,400,000	1,449,000
6.75%, 6/1/2021		80,000	85,950
Dollar Tree, Inc.:
5.25%, 3/1/2020		1,340,000	1,395,275
5.75%, 3/1/2023		420,000	452,025
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		470,000	481,750
5.25%, 4/15/2023		723,000	745,774
Global Partners LP, 7.0%, 6/15/2023		320,000	291,200
GLP Capital LP:
4.375%, 4/15/2021		165,000	174,121
5.375%, 4/15/2026		530,000	579,025
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		965,000	1,010,230
5.125%, 11/15/2023		230,000	240,350
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		560,000	562,800
144A, 5.25%, 12/15/2023		795,000	804,937
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		420,000	439,425
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		370,000	394,279
144A, 5.75%, 4/15/2024		200,000	213,000
7.5%, 7/15/2020		130,000	135,363
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	185,063
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		1,275,000	1,306,875
L Brands, Inc., 7.0%, 5/1/2020		185,000	212,981
Lennar Corp., 4.75%, 11/15/2022		585,000	615,713
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	62,250
144A, 7.0%, 9/1/2020		410,000	425,888
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		140,000	133,000
Mediacom Broadband LLC, 6.375%, 4/1/2023		465,000	492,900
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		335,000	338,648
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		185,000	190,063
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		885,000	900,487
5.5%, 5/15/2026		370,000	370,229
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	231,275
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		75,000	77,063
144A, 5.375%, 4/15/2023		30,000	31,013
Sally Holdings LLC, 5.625%, 12/1/2025		570,000	617,310
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		475,000	494,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	141,050
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		125,000	130,313
SFR Group SA:
144A, 6.0%, 5/15/2022		920,000	940,240
144A, 7.375%, 5/1/2026		995,000	1,027,337
Sirius XM Radio, Inc.:
144A, 5.375%, 7/15/2026		565,000	581,244
144A, 5.875%, 10/1/2020		250,000	258,125
Spectrum Brands, Inc., 5.75%, 7/15/2025		165,000	178,819
Springs Industries, Inc., 6.25%, 6/1/2021		340,000	354,025
Starz LLC, 5.0%, 9/15/2019		175,000	177,625
Suburban Propane Partners LP, 5.75%, 3/1/2025		180,000	181,800
Tenneco, Inc., 5.0%, 7/15/2026		190,000	195,700
Toll Brothers Finance Corp., 4.875%, 11/15/2025		375,000	393,281
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		175,000	179,813
4.875%, 7/1/2021		1,525,000	1,570,750
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,020,000	1,073,550
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,295,000	1,330,612
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		336,000	352,800
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		330,000	260,700
144A, 8.5%, 10/15/2022		220,000	193,600
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		625,000	639,063
144A, 5.5%, 8/15/2026		370,000	386,650
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		215,000	216,075
			50,548,955
Consumer Staples 3.7%
Aramark Services, Inc.:
144A, 4.75%, 6/1/2026		1,175,000	1,180,992
5.125%, 1/15/2024		235,000	243,666
Cott Beverages, Inc.:
5.375%, 7/1/2022		535,000	552,387
6.75%, 1/1/2020		245,000	256,638
FAGE International SA, 144A, 9.875%, 2/1/2020		395,000	407,995
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		305,000	322,843
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		260,000	263,900
144A, 7.25%, 6/1/2021		630,000	652,050
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		275,000	285,313
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		245,000	252,963
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		70,000	75,425
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		115,000	123,481
Smithfield Foods, Inc., 6.625%, 8/15/2022		11,000	11,660
The WhiteWave Foods Co., 5.375%, 10/1/2022		495,000	558,112
			5,187,425
Energy 8.0%
Antero Resources Corp.:
5.125%, 12/1/2022		430,000	424,625
5.375%, 11/1/2021		315,000	315,394
5.625%, 6/1/2023		250,000	250,625
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		275,000	264,687
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		330,000	325,875
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		510,000	545,700
Continental Resources, Inc.:
4.5%, 4/15/2023		200,000	188,500
5.0%, 9/15/2022		1,360,000	1,315,800
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		275,000	268,125
DCP Midstream Operating LP, 2.7%, 4/1/2019		500,000	484,375
Gulfport Energy Corp., 6.625%, 5/1/2023		130,000	133,575
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		225,000	218,250
144A, 5.75%, 10/1/2025		465,000	455,700
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	128,750
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	471,911
Laredo Petroleum, Inc., 6.25%, 3/15/2023		370,000	352,425
Memorial Resource Development Corp., 5.875%, 7/1/2022		225,000	227,250
Newfield Exploration Co.:
5.375%, 1/1/2026		190,000	190,950
5.75%, 1/30/2022		225,000	233,438
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		150,000	139,500
6.875%, 1/15/2023		90,000	83,025
Range Resources Corp., 4.875%, 5/15/2025		515,000	496,975
Rice Energy, Inc., 7.25%, 5/1/2023		60,000	62,700
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		740,000	777,000
5.625%, 3/1/2025		310,000	327,825
144A, 5.875%, 6/30/2026		575,000	615,250
Sunoco LP:
144A, 5.5%, 8/1/2020		195,000	197,945
144A, 6.375%, 4/1/2023		185,000	190,550
Tesoro Corp., 4.25%, 10/1/2017		235,000	240,581
Tesoro Logistics LP:
6.125%, 10/15/2021		120,000	125,700
6.375%, 5/1/2024		290,000	309,575
Whiting Petroleum Corp., 6.25%, 4/1/2023		315,000	275,625
WPX Energy, Inc., 7.5%, 8/1/2020		630,000	646,931
			11,285,137
Financials 5.7%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	814,687
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022		400,000	415,000
4.625%, 10/30/2020		535,000	567,033
5.0%, 10/1/2021		155,000	167,013
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	276,075
CIT Group, Inc.:
3.875%, 2/19/2019		1,310,000	1,339,069
5.25%, 3/15/2018		645,000	672,412
CNO Financial Group, Inc.:
4.5%, 5/30/2020		95,000	95,950
5.25%, 5/30/2025		200,000	198,500
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		625,000	654,687
E*TRADE Financial Corp.:
4.625%, 9/15/2023		245,000	254,276
5.375%, 11/15/2022		225,000	241,594
International Lease Finance Corp.:
3.875%, 4/15/2018		805,000	825,125
6.25%, 5/15/2019		345,000	375,429
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		150,000	161,625
Morgan Stanley, Series H, 5.45%, 7/29/2049		185,000	185,463
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		310,000	323,175
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		260,000	265,200
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		310,000	316,665
			8,148,978
Health Care 11.0%
Alere, Inc., 144A, 6.375%, 7/1/2023		255,000	260,737
Community Health Systems, Inc.:
5.125%, 8/1/2021		65,000	64,106
7.125%, 7/15/2020		765,000	684,201
Concordia International Corp., 144A, 7.0%, 4/15/2023		130,000	100,750
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	239,825
144A, 5.75%, 1/15/2022		260,000	242,288
Endo Ltd.:
144A, 6.0%, 7/15/2023		280,000	254,100
144A, 6.5%, 2/1/2025		185,000	164,188
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		250,000	273,750
144A, 6.5%, 9/15/2018		125,000	136,094
Fresenius Medical Care U.S. Finance, Inc., 144A, 5.75%, 2/15/2021		190,000	215,650
HCA, Inc.:
5.25%, 6/15/2026		645,000	689,344
5.875%, 2/15/2026		820,000	867,150
6.5%, 2/15/2020		3,645,000	4,027,725
7.5%, 2/15/2022		460,000	524,400
Hologic, Inc., 144A, 5.25%, 7/15/2022		130,000	138,288
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	280,156
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		120,000	123,150
5.5%, 12/1/2021		325,000	339,625
5.875%, 12/1/2023		325,000	342,062
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		110,000	112,475
144A, 5.625%, 10/15/2023		205,000	205,769
Tenet Healthcare Corp.:
4.153% **, 6/15/2020		245,000	245,306
6.25%, 11/1/2018		2,000,000	2,135,000
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		465,000	438,262
144A, 5.875%, 5/15/2023		430,000	378,400
144A, 6.125%, 4/15/2025		1,010,000	887,537
144A, 7.5%, 7/15/2021		1,235,000	1,213,770
			15,584,108
Industrials 10.6%
ADT Corp.:
3.5%, 7/15/2022		175,000	167,563
5.25%, 3/15/2020		405,000	437,400
6.25%, 10/15/2021		550,000	602,250
Allegion PLC, 5.875%, 9/15/2023		130,000	140,400
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	396,150
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		375,000	354,375
144A, 6.0%, 10/15/2022		305,000	288,225
144A, 7.75%, 3/15/2020		1,365,000	1,446,900
Casella Waste Systems, Inc., 7.75%, 2/15/2019		401,000	410,022
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,030,000	1,035,665
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	261,300
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	154,225
DR Horton, Inc., 4.0%, 2/15/2020		120,000	125,700
EnerSys, 144A, 5.0%, 4/30/2023		65,000	64,838
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		115,000	118,450
FTI Consulting, Inc., 6.0%, 11/15/2022		220,000	231,550
Garda World Security Corp., 144A, 7.25%, 11/15/2021		340,000	310,250
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		530,000	557,825
144A, 5.0%, 11/15/2025		231,000	248,036
Manitowoc Foodservice, Inc., 144A, 9.5%, 2/15/2024		159,000	179,670
Masonite International Corp., 144A, 5.625%, 3/15/2023		270,000	286,200
Meritor, Inc.:
6.25%, 2/15/2024		255,000	238,527
6.75%, 6/15/2021		615,000	615,000
Moog, Inc., 144A, 5.25%, 12/1/2022		220,000	226,600
Nortek, Inc., 8.5%, 4/15/2021		235,000	246,162
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		325,000	308,750
Oshkosh Corp.:
5.375%, 3/1/2022		195,000	204,263
5.375%, 3/1/2025		30,000	31,500
Ply Gem Industries, Inc., 6.5% , 2/1/2022		510,000	522,875
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		40,000	43,550
SBA Communications Corp., 5.625%, 10/1/2019		215,000	221,450
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		340,000	358,929
Summit Materials LLC:
6.125%, 7/15/2023		385,000	390,775
144A, 8.5%, 4/15/2022		160,000	174,800
Titan International, Inc., 6.875%, 10/1/2020		210,000	197,925
TransDigm, Inc., 144A, 6.375%, 6/15/2026		315,000	321,300
Triumph Group, Inc., 5.25%, 6/1/2022		150,000	143,625
United Rentals North America, Inc.:
4.625%, 7/15/2023		210,000	214,841
6.125%, 6/15/2023		30,000	31,538
7.625%, 4/15/2022		350,000	373,187
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		300,000	306,750
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		547,000	580,846
144A, 4.5%, 4/29/2022		715,000	756,112
144A, 4.75%, 4/29/2025		570,000	604,912
			14,931,211
Information Technology 7.1%
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,045,000	1,092,025
CDW LLC:
5.5%, 12/1/2024		445,000	476,906
6.0%, 8/15/2022		1,230,000	1,320,712
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		785,000	820,825
144A, 5.875%, 6/15/2021		245,000	259,049
EarthLink Holdings Corp., 7.375%, 6/1/2020		285,000	298,181
First Data Corp.:
144A, 6.75%, 11/1/2020		1,453,000	1,511,120
144A, 7.0%, 12/1/2023		385,000	403,287
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		325,000	342,550
Match Group, Inc., 6.375%, 6/1/2024		195,000	212,306
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		305,000	295,087
144A, 7.5%, 9/15/2023		640,000	705,600
NCR Corp.:
5.875%, 12/15/2021		65,000	68,088
6.375%, 12/15/2023		165,000	174,488
NXP BV:
144A, 3.75%, 6/1/2018		720,000	736,200
144A, 4.125%, 6/1/2021		225,000	235,350
144A, 4.625%, 6/1/2023		325,000	342,875
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		185,000	198,413
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	31,313
Western Digital Corp.:
144A, 7.375%, 4/1/2023		170,000	184,450
144A, 10.5%, 4/1/2024		280,000	316,400
			10,025,225
Materials 11.7%
Ardagh Packaging Finance PLC:
144A, 3.653% **, 12/15/2019		390,000	393,900
144A, 6.75%, 1/31/2021		410,000	424,862
Ashland, Inc., 4.75%, 8/15/2022		1,000,000	1,047,500
Ball Corp.:
4.375%, 12/15/2020		160,000	172,200
5.25%, 7/1/2025		325,000	351,813
Berry Plastics Corp., 5.5%, 5/15/2022		505,000	525,200
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	175,875
Chemours Co.:
6.625%, 5/15/2023		250,000	240,000
7.0%, 5/15/2025		110,000	105,256
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		240,000	242,400
Constellium NV, 144A, 7.875%, 4/1/2021		970,000	1,050,025
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		471,000	408,593
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		900,000	884,250
2.375%, 3/15/2018		1,375,000	1,352,656
Greif, Inc., 7.75%, 8/1/2019		110,000	124,163
Hexion, Inc., 6.625%, 4/15/2020		323,000	280,002
Huntsman International LLC, 5.125%, 4/15/2021	EUR	225,000	269,800
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024		5,000	5,300
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,393,175
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	200,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		310,000	322,400
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022		280,000	265,300
144A, 10.375%, 5/1/2021		250,000	262,500
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		655,000	679,562
5.75%, 10/15/2020		2,690,000	2,774,062
6.875%, 2/15/2021		580,000	601,750
144A, 7.0%, 7/15/2024		75,000	80,344
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		145,000	152,250
144A, 5.125%, 12/1/2024		75,000	80,250
Teck Resources Ltd.:
144A, 8.0%, 6/1/2021		515,000	555,878
144A, 8.5%, 6/1/2024		60,000	67,500
Tronox Finance LLC:
6.375%, 8/15/2020		240,000	217,200
144A, 7.5%, 3/15/2022		300,000	269,250
United States Steel Corp., 144A, 8.375%, 7/1/2021		335,000	364,313
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	127,800
144A, 5.625%, 10/1/2024		60,000	64,800
			16,532,129
Real Estate 2.8%
CyrusOne LP, (REIT), 6.375%, 11/15/2022		405,000	430,313
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		300,000	320,436
(REIT), 5.375%, 4/1/2023		765,000	808,987
(REIT), 5.75%, 1/1/2025		225,000	240,750
(REIT), 5.875%, 1/15/2026		195,000	212,427
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.625%, 5/1/2024		400,000	434,000
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	351,331
(REIT), 6.375%, 3/1/2024		400,000	439,000
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		470,000	491,150
(REIT), 4.875%, 6/1/2026		175,000	188,563
			3,916,957
Telecommunication Services 15.5%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		110,000	117,150
Series T, 5.8%, 3/15/2022		440,000	455,224
Series S, 6.45%, 6/15/2021		610,000	655,369
Series W, 6.75%, 12/1/2023		625,000	657,812
Series Y, 7.5%, 4/1/2024		630,000	683,156
CommScope, Inc.:
144A, 4.375%, 6/15/2020		165,000	170,775
144A, 5.0%, 6/15/2021		305,000	316,437
Digicel Ltd.:
144A, 6.75%, 3/1/2023		470,000	428,875
144A, 7.0%, 2/15/2020		200,000	194,000
Frontier Communications Corp.:
6.25%, 9/15/2021		185,000	180,434
7.125%, 1/15/2023		620,000	584,350
8.25%, 4/15/2017		357,000	369,495
8.5%, 4/15/2020		610,000	658,037
10.5%, 9/15/2022		835,000	908,584
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		245,000	261,538
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		750,000	752,812
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		290,000	300,513
5.375%, 8/15/2022		1,340,000	1,400,501
5.375%, 1/15/2024		230,000	241,213
5.375%, 5/1/2025		265,000	278,250
6.125%, 1/15/2021		1,340,000	1,390,250
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		370,000	374,255
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		295,000	316,388
Sprint Corp., 7.125%, 6/15/2024		1,395,000	1,300,837
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		1,280,000	1,363,200
6.125%, 1/15/2022		130,000	137,150
6.375%, 3/1/2025		661,000	710,575
6.464%, 4/28/2019		395,000	402,900
6.5%, 1/15/2026		20,000	21,888
6.625%, 11/15/2020		260,000	268,450
6.625%, 4/1/2023		1,900,000	2,027,053
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,560,000
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		225,000	235,548
Windstream Services LLC, 7.75%, 10/15/2020		70,000	71,400
Zayo Group LLC:
6.0%, 4/1/2023		515,000	535,600
6.375%, 5/15/2025		571,000	602,525
			21,932,544
Utilities 2.8%
Calpine Corp.:
5.375%, 1/15/2023		290,000	290,180
5.75%, 1/15/2025		290,000	288,913
DPL, Inc., 6.5%, 10/15/2016		106,000	106,255
Dynegy, Inc.:
7.375%, 11/1/2022		320,000	316,000
7.625%, 11/1/2024		580,000	568,400
NGL Energy Partners LP, 5.125%, 7/15/2019		230,000	215,625
NRG Energy, Inc.:
6.25%, 5/1/2024		1,255,000	1,245,587
144A, 7.25%, 5/15/2026		625,000	649,062
7.875%, 5/15/2021		72,000	75,060
NRG Yield Operating LLC, 144A, 5.0%, 9/15/2026		80,000	79,800
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		115,000	108,100
			3,942,982
Total Corporate Bonds (Cost $157,472,699)			162,035,651
Government & Agency Obligation 0.6%
Other Government Related (b)
VTB Bank OJSC, 144A, 6.315%, 2/22/2018 (Cost $750,000)		750,000	786,630
Loan Participations and Assignments 12.5%
Senior Loans **
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023		653,479	658,109
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,318,100	1,258,786
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		347,900	348,674
Avis Budget Car Rental LLC, Term Loan, 3.25%, 3/15/2022		612,588	615,908
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,036,120	1,042,596
BE Aerospace, Inc., Term Loan B, 3.753%, 12/16/2021		281,455	284,622
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		969,925	969,774
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		2,079,000	2,083,626
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		130,810	126,117
Term Loan H, 4.0%, 1/27/2021		240,687	231,618
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		578,200	583,043
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		38,700	39,075
First Data Corp., Term Loan, 4.522%, 3/24/2021		1,163,494	1,170,841
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		1,195,000	1,199,332
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		560,000	563,500
Term Loan B, 4.0%, 1/15/2020		1,020,000	1,026,885
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023		945,750	945,821
Pinnacle Foods Finance LLC, Term Loan G, 3.252%, 4/29/2020		294,032	295,319
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		326,806	327,828
PolyOne Corp., Term Loan B, 3.5%, 11/11/2022		169,151	170,420
Quebecor Media, Inc., Term Loan B1, 3.317%, 8/17/2020		887,550	885,149
TransDigm, Inc., Term Loan F, 3.75%, 6/9/2023		1,344,065	1,342,385
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.0%, 2/13/2019		847,822	848,085
Term Loan B, 5.25%, 12/11/2019		718,986	721,082
Total Loan Participations and Assignments (Cost $18,214,730)			17,738,595
Convertible Bond 0.6%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $815,458)		821,605	847,814
		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Dawn Holdings, Inc.* (c)		12	48,365
Industrials 0.0%
Congoleum Corp.*		14,300	0
Quad Graphics, Inc.		196	5,310
			5,310
Materials 0.0%
GEO Specialty Chemicals, Inc.*		85,760	33,970
GEO Specialty Chemicals, Inc. 144A*		1,283	508
			34,478
Total Common Stocks (Cost $198,936)			88,153
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $124,997)		775	5,149
Cash Equivalents 2.0%
Deutsche Central Cash Management Government Fund, 0.38% (d) (Cost $2,875,441)		2,875,441	2,875,441
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $180,452,261) †		130.5	184,377,433
Other Assets and Liabilities, Net		1.7	2,394,429
Notes Payable		(32.2)	(45,500,000)
Net Assets		100.0	141,271,862

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	466,667	USD	467,631	0

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2016.
†	The cost for federal income tax purposes was $181,032,322. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $3,345,111. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,127,957 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,782,846.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	43,975	48,365	0.03

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
As of August 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	255,021	USD	288,003	9/30/2016	3,155	State Street Bank & Trust Co.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$162,035,651	$—	$162,035,651
Government & Agency Obligation	—	786,630	—	786,630
Loan Participations and Assignments	—	17,738,595	—	17,738,595
Convertible Bond	—	—	847,814	847,814
Common Stocks	5,310	—	82,843	88,153
Warrant	—	—	5,149	5,149
Short-Term Investments	2,875,441	—	—	2,875,441
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	3,155	—	3,155
Total	$2,880,751	$180,564,031	$935,806	$184,380,588

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 3,155

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016